Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	10,490,249	10,242,162
Granted (in shares) | shares	3,888,693	3,043,448
Exercised (in shares) | shares	(266,941)	(2,555,863)
Forfeited (in shares) | shares	(39,669)	(239,498)
Outstanding, ending balance (in shares) | shares	14,072,332	10,490,249
Exercisable (in shares) | shares	4,399,588	2,013,983
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $	$ 55	$ 52
Weighted average exercise price of share options granted (CAD per share) | $	56	59
Weighted average exercise price of share options exercised (CAD per share) | $	42	45
Weighted average exercise price of share options forfeited (CAD per share) | $	58	58
Weighted average exercise price of share options outstanding, ending balance (CAD per share) | $	56	55
Weighted average exercise price of share options exercisable (CAD per share) | $	$ 52	$ 45
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 55	$ 60